United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/13

Date of Reporting Period: Six months ended 05/31/13

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2013
Share Class	Ticker
A	CAPAX
B	CAPBX
C	CAPCX
F	CAPFX
Institutional	CAPSX

Federated Capital Income Fund
Fund Established 1988

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2012 through May 31, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2013, the Fund's portfolio composition1 was as follows:
Sector	Percentage of Total Net Assets
Domestic Equity Securities	32.5%
Domestic Fixed-Income Securities	23.7%
International Equity Securities	13.2%
International Fixed-Income Securities	12.6%
Foreign Governments/Agencies	8.1%
Non-Agency Mortgage-Backed Securities	1.9%
U.S. Government Agency Mortgage-Backed Securities	1.2%
U.S. Treasury	0.3%
Asset-Backed Securities	0.1%
Floating Rate Loan[2]	0.0%
Derivative Contracts[3]	0.1%
Cash Equivalents[4]	4.5%
Other Assets and Liabilities—Net[5]	1.8%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Represents less than 0.1%.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At May 31, 2013, the Fund's sector composition6 for its equity securities was as follows:
Sector Composition	Percentage of Equity Securities
Energy	15.3%
Financials	13.9%
Industrials	12.9%
Consumer Discretionary	12.7%
Health Care	12.0%
Utilities	10.5%
Telecommunication Services	8.5%
Consumer Staples	7.7%
Materials	4.3%
Information Technology	2.2%
TOTAL	100.0%
6	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2013 (unaudited)
Shares or Principal Amount		Value
	COMMON STOCKS—33.7%
	Consumer Discretionary—3.4%
60,005	Corus Entertainment, Inc., Class B	$1,389,650
132,765	Gannett Co., Inc.	2,854,448
157,700	Meredith Corp.	6,462,546
373,295	Regal Entertainment Group	6,607,322
64,927	Six Flags Entertainment Corp.	4,841,606
108,330	Staples, Inc.	1,624,950
	TOTAL	23,780,522
	Consumer Staples—3.5%
174,950	Altria Group, Inc.	6,315,695
27,070	Kimberly-Clark Corp.	2,621,188
115,770	Lorillard, Inc.	4,913,279
56,620	Philip Morris International, Inc.	5,147,324
109,115	Reynolds American, Inc.	5,249,523
13,530	Universal Corp.	793,264
	TOTAL	25,040,273
	Energy—6.2%
194,471	ARC Resources Ltd.	5,383,475
55,935	BP PLC, ADR	2,400,171
129,388	Baytex Energy Corp.	4,912,189
108,692	Bonavista Energy Corp.	1,709,927
123,380	ConocoPhillips	7,568,129
158,895	Crescent Point Energy Corp.	5,753,478
98,540	ENI S.p.A, ADR	4,464,847
53,315	Royal Dutch Shell PLC	3,538,517
48,025	Total SA, ADR	2,394,046
117,304	Vermilion Energy, Inc.	5,910,741
	TOTAL	44,035,520
	Financials—4.2%
33,300	Bank of Hawaii Corp.	1,677,654
49,885	Bank of Montreal	2,947,206
64,281	Corrections Corp. of America	2,259,477
116,673	Hartford Financial Services Group, Inc.	3,573,694
124,550	Hospitality Properties Trust	3,634,369
100,635	Mercury General Corp.	4,506,435
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Financials—continued
241,800	Old Republic International Corp.	$3,290,898
176,175	Sun Life Financial Services of Canada	5,156,642
226	Synovus Financial Corp.	618
72,885	Validus Holdings Ltd.	2,631,877
	TOTAL	29,678,870
	Health Care—5.5%
76,220	AbbVie, Inc.	3,253,832
69,595	AstraZeneca Group PLC, ADR	3,566,744
72,558	Bristol-Myers Squibb Co.	3,338,393
64,505	GlaxoSmithKline PLC, ADR	3,339,424
49,360	Johnson & Johnson	4,155,125
119,285	Lilly (Eli) & Co.	6,341,191
149,680	Merck & Co., Inc.	6,990,056
285,885	Pfizer, Inc.	7,784,648
	TOTAL	38,769,413
	Industrials—2.7%
63,735	BAE Systems PLC, ADR	1,571,068
138,035	Donnelley (R.R.) & Sons Co.	1,831,724
344,305	General Electric Co.	8,029,193
64,500	Lockheed Martin Corp.	6,826,035
67,200	Pitney Bowes, Inc.	986,496
	TOTAL	19,244,516
	Information Technology—1.0%
58,920	CA, Inc.	1,609,105
57,270	Intel Corp.	1,390,516
14,480	KLA-Tencor Corp.	815,079
51,020	Microsoft Corp.	1,779,578
55,365	SAIC, Inc.	802,792
20,080	Seagate Technology	865,046
	TOTAL	7,262,116
	Materials—0.7%
36,195	Barrick Gold Corp.	764,438
57,184	LyondellBasell Industries NV, Class - A	3,811,314
	TOTAL	4,575,752
	Telecommunication Services—3.9%
143,434	AT&T, Inc.	5,018,756
103,375	BCE, Inc.	4,618,795
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Telecommunication Services—continued
105,460	CenturyLink, Inc.	$3,601,459
394,091	Deutsche Telekom AG, ADR	4,524,165
368,300	Frontier Communications Corp.	1,524,762
103,990	Verizon Communications	5,041,435
106,415	Vodafone Group PLC, ADR	3,080,714
	TOTAL	27,410,086
	Utilities—2.6%
75,900	Ameren Corp.	2,583,636
26,415	American Electric Power Co., Inc.	1,210,335
45,450	DTE Energy Co.	3,027,425
81,375	Huaneng Power International, Inc., ADR	3,286,736
27,770	Integrys Energy Group, Inc.	1,597,608
47,355	National Grid PLC, ADR	2,820,464
92,525	Northland Power, Inc.	1,654,607
9,600	Pinnacle West Capital Corp.	542,208
77,135	SSE PLC, ADR	1,821,157
	TOTAL	18,544,176
	TOTAL COMMON STOCKS (IDENTIFIED COST $206,659,294)	238,341,244
	Corporate Bonds—2.2%
	Basic Industry - Paper—0.0%
220,000	Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	247,045
	Communications Equipment—0.4%
5,404,000	Liberty Media Group, Conv. Bond, 3.500%, 01/15/2031	2,896,679
	Consumer Non-Cyclical - Tobacco—0.3%
1,750,000	Lorillard Tobacco Co., Sr. Unsecd. Note, 7.000%, 08/04/2041	2,038,979
	Energy - Independent—0.1%
450,000	Petroleos Mexicanos, 6.500%, 06/02/2041	506,250
	Financial Institution - Banking—0.5%
450,000	Bank of America Corp., Sub. Note, 6.500%, 09/15/2037	504,513
1,450,000	Merrill Lynch & Co., Inc., Sub. Note, 7.750%, 05/14/2038	1,824,355
950,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/09/2026	1,115,294
	TOTAL	3,444,162
	Financial Institution - Brokerage—0.3%
600,000	Jefferies Group, Inc., Sr. Unsecd. Note, 6.250%, 01/15/2036	629,142
1,005,000	Jefferies Group, Inc., Sr. Unsecd. Note, 6.500%, 01/20/2043	1,078,218
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		Corporate Bonds—continued
		Financial Institution - Brokerage—continued
$450,000		Legg Mason, Inc., Sr. Unsecd. Note, 5.500%, 5/21/2019	$484,909
		TOTAL	2,192,269
		Financial Institution - Finance Noncaptive—0.1%
400,000		HSBC Finance Capital Trust, Note, 11/30/2035	411,000
		Financial Institution - Insurance - P&C—0.2%
1,000,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	1,482,544
		Marine—0.1%
871,000		Dryships, Inc., Conv. Bond, 5.000%, 12/01/2014	786,132
		Utility - Electric—0.2%
1,900,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	1,894,328
		TOTAL CORPORATE BONDS (IDENTIFIED COST $14,440,096)	15,899,388
		Asset-Backed Security—0.1%
		Auto Receivable—0.1%
400,000		Santander Drive Auto Receivables Trust 2013-1, D, 2.270%, 01/15/2019 (IDENTIFIED COST $399,950)	395,629
		Commercial Mortgage-Backed Security—0.3%
		Agency Commercial Mortgage-Backed Security—0.3%
2,025,000	[1,2]	FREMF Mortgage Trust 2013-K25, B, 3.617%, 11/25/2045 (IDENTIFIED COST $2,046,664)	2,001,866
		Preferred Stocks—12.0%
		Consumer Discretionary—2.4%
131,465	[1,2,3]	ANF, Issued by Royal Bank of Canada, ELN, 13.74%, 12/20/2013	6,686,310
247,115	[1,2]	BBY, Issued by JP Morgan Chase & Co., ELN, 18.00%, 12/24/2013	6,575,730
78,505		Goodyear Tire & Rubber Co., Conv. Pfd., 5.875%, 4/1/2014, Annual Dividend $2.94	3,921,325
		TOTAL	17,183,365
		Energy—0.8%
116,000		Apache Corp., Conv. Pfd., 6.00%, 8/1/2013, Annual Dividend $3.00	5,427,640
		Financials—2.1%
71,200		MetLife, Inc., Conv. Pfd., 5.00%, 3/26/2014, Annual Dividend $2.50	3,788,552
44,100		New York Community Cap Trust V, Conv. Pfd., 6.00%, 11/01/2051, Annual Dividend $3.00	2,189,565
5,150		Wells Fargo Co., Series L, Pfd., 7.50%, 12/31/2049, Annual Dividend $75.00	6,463,250
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		Preferred Stocks—continued
		Financials—continued
47,800		Wintrust Financial Corp., Conv Pfd., 7.50%, 12/15/2013, Annual Dividend $3.75	$2,619,679
		TOTAL	15,061,046
		Industrials—3.2%
616,900	[1,2]	2010 Swift Mandatory Common Exchange, Conv Pfd., Series 144A, 6.00%, 12/31/2013, Annual Dividend $0.66	8,925,000
111,550		Continental Finance Trust II, Conv. Pfd., 6.00%, 11/15/2030, Annual Dividend $3.00	5,445,726
133,100		United Technologies Corp., Conv. Pfd., 7.50%, 8/1/2015, Annual Dividend $3.75	8,031,254
		TOTAL	22,401,980
		Materials—1.3%
339,115		Anglogold Ashanti Holding, Conv. Pfd., 6.000%, 9/15/2013, Annual Dividend $3.00	7,307,928
93,395		ArcelorMittal, Conv. Bond, Conv. Pfd., Series MTUS, 6.00%, 1/15/2016, Annual Dividend $1.48	1,969,701
		TOTAL	9,277,629
		Utilities—2.2%
75,840		AES Trust III, Conv. Pfd., 6.75%, 10/15/2029, Annual Dividend $3.38	3,802,618
104,600		NextEra Energy, Inc., Conv. Pfd., 7.00%, 9/01/2013, Annual Dividend $3.50	5,836,680
108,005		PPL Corp., Conv. Pfd., 9.50%, 7/1/2013, Annual Dividend $4.75	5,644,341
		TOTAL	15,283,639
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $82,086,315)	84,635,299
		Collateralized Mortgage Obligations—1.7%
1,500,000		Citigroup Commercial Mortgage Trust 2012-GC8 A4, 3.024%, 9/10/2045	1,494,627
2,000,000		Citigroup Commercial Mortgage Trust 2013-GC11 B, 3.732%, 4/10/2046	2,007,907
830,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	873,323
1,315,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	1,412,779
100,000		Commercial Mortgage Pass-Through Certificates 2012-LC4 B, 4.934%, 12/10/2044	110,316
1,175,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	1,258,232
1,415,000		GS Mortgage Securities Corp. II 2012-GCJ7 B, 4.74%, 5/10/2045	1,551,845
950,000		Morgan Stanley Capital I 2007-IQ16 AM, 6.093%, 12/12/2049	1,108,287
1,100,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6 B, 3.875%, 4/10/2046	1,109,977
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		Collateralized Mortgage Obligations—continued
$875,000		WF-RBS Commercial Mortgage Trust 2012-C6 A4, 3.440%, 4/15/2045	$908,673
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $11,594,714)	11,835,966
		U.S. Treasury—0.3%
1,807,225	[4]	U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021 (IDENTIFIED COST $1,984,883)	1,963,251
		MUTUAL FUNDS—48.2%[5]
4,152,611		Emerging Markets Fixed Income Core Fund	142,094,322
804,398		Federated Mortgage Core Portfolio	8,035,940
17,920,666	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.09%	17,920,666
25,677,733		High Yield Bond Portfolio	173,324,700
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $317,211,017)	341,375,628
		TOTAL INVESTMENTS—98.5% (IDENTIFIED COST $636,422,933)[7]	696,448,271
		OTHER ASSETS AND LIABILITIES - NET—1.5%[8]	10,853,480
		TOTAL NET ASSETS—100%	$707,301,751
Semi-Annual Shareholder Report

At May 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[3]United States Long Bonds Short Futures	74	$10,362,313	September 2013	$138,789
[3]United States Treasury Bonds, Ultra Long Short Futures	177	$26,926,125	September 2013	$416,961
[3]United States Treasury Notes, 5-Year Long Futures	155	$18,974,180	September 2013	$(114,177)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$441,573
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2013, these restricted securities amounted to $28,675,755, which represented 4.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2013, these liquid restricted securities amounted to $28,675,755, which represented 4.1% of total net assets.
3	Non-income producing security.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated holdings.
6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $636,457,121.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$154,023,806	$—	$—	$154,023,806
International	84,317,438	—	—	84,317,438
Preferred Stocks
Domestic	45,105,225	30,252,445	—	75,357,670
International	9,277,629	—	—	9,277,629
Debt Securities:
Corporate Bonds	—	15,899,388	—	15,899,388
Asset-Backed Security	—	395,629	—	395,629
Commercial Mortgage-Backed Security	—	2,001,866	—	2,001,866
Collateralized Mortgage Obligations	—	11,835,966	—	11,835,966
U.S. Treasury	—	1,963,251	—	1,963,251
Mutual Funds[1]	341,375,628	—	—	341,375,628
TOTAL SECURITIES	$634,099,726	$62,348,545	$—	$696,448,271
OTHER FINANCIAL INSTRUMENTS[2]	$441,573	$—	$—	$441,573
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$8.08	$7.60	$7.56	$7.26	$5.81	$8.08
Income From Investment Operations:
Net investment income	0.23[1]	0.44[1]	0.39	0.36[1]	0.37[1]	0.34
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, options and foreign currency transactions	0.36	0.48	0.06	0.29	1.42	(2.26)
TOTAL FROM INVESTMENT OPERATIONS	0.59	0.92	0.45	0.65	1.79	(1.92)
Less Distributions:
Distributions from net investment income	(0.23)	(0.44)	(0.41)	(0.35)	(0.34)	(0.35)
Net Asset Value, End of Period	$8.44	$8.08	$7.60	$7.56	$7.26	$5.81
Total Return[2]	7.43%	12.45%	5.97%	9.22%	31.77%	(24.57)%
Ratios to Average Net Assets:
Net expenses	0.90%[3]	1.02%	1.30%[4]	1.31%[4]	1.29%[4]	1.31%[4]
Net investment income	5.63%[3]	5.49%	5.07%	4.89%	5.75%	4.83%
Expense waiver/reimbursement[5]	0.36%[3]	0.28%	0.01%	0.01%	0.06%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$326,441	$261,743	$216,352	$222,958	$234,443	$211,560
Portfolio turnover	23%	37%	31%	53%	59%	84%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.30%, 1.30%, 1.28% and 1.31% for the years ended November 30, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$8.10	$7.62	$7.57	$7.28	$5.82	$8.09
Income From Investment Operations:
Net investment income	0.20[1]	0.38[1]	0.33	0.31[1]	0.32[1]	0.29
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, options and foreign currency transactions	0.36	0.49	0.07	0.28	1.43	(2.27)
TOTAL FROM INVESTMENT OPERATIONS	0.56	0.87	0.40	0.59	1.75	(1.98)
Less Distributions:
Distributions from net investment income	(0.20)	(0.39)	(0.35)	(0.30)	(0.29)	(0.29)
Net Asset Value, End of Period	$8.46	$8.10	$7.62	$7.57	$7.28	$5.82
Total Return[2]	7.02%	11.58%	5.29%	8.24%	30.91%	(25.12)%
Ratios to Average Net Assets:
Net expenses	1.65%[3]	1.77%	2.05%[4]	2.06%[4]	2.04%[4]	2.06%[4]
Net investment income	4.88%[3]	4.73%	4.31%	4.14%	5.01%	4.06%
Expense waiver/reimbursement[5]	0.36%[3]	0.28%	0.01%	0.01%	0.06%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$42,562	$34,123	$30,721	$35,494	$36,945	$33,998
Portfolio turnover	23%	37%	31%	53%	59%	84%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 2.05%, 2.06%, 2.03% and 2.06% for the years ended November 30, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$8.09	$7.60	$7.56	$7.27	$5.81	$8.08
Income From Investment Operations:
Net investment income	0.20[1]	0.38[1]	0.34	0.31[1]	0.32[1]	0.29
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, options and foreign currency transactions	0.36	0.50	0.05	0.28	1.43	(2.27)
TOTAL FROM INVESTMENT OPERATIONS	0.56	0.88	0.39	0.59	1.75	(1.98)
Less Distributions:
Distributions from net investment income	(0.20)	(0.39)	(0.35)	(0.30)	(0.29)	(0.29)
Net Asset Value, End of Period	$8.45	$8.09	$7.60	$7.56	$7.27	$5.81
Total Return[2]	7.04%	11.76%	5.18%	8.26%	30.98%	(25.15)%
Ratios to Average Net Assets:
Net expenses	1.65%[3]	1.75%	2.05%[4]	2.06%[4]	2.04%[4]	2.06%[4]
Net investment income	4.92%[3]	4.77%	4.33%	4.16%	4.95%	4.08%
Expense waiver/reimbursement[5]	0.36%[3]	0.30%	0.01%	0.01%	0.06%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$176,361	$88,605	$46,443	$39,705	$35,510	$27,098
Portfolio turnover	23%	37%	31%	53%	59%	84%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. otal returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 2.05%, 2.05%, 2.03% and 2.06% for the years ended November 30, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$8.08	$7.60	$7.55	$7.26	$5.81	$8.07
Income From Investment Operations:
Net investment income	0.23[1]	0.44[1]	0.40	0.36[1]	0.37[1]	0.37
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, options and foreign currency transactions	0.36	0.49	0.06	0.28	1.42	(2.28)
TOTAL FROM INVESTMENT OPERATIONS	0.59	0.93	0.46	0.64	1.79	(1.91)
Less Distributions:
Distributions from net investment income	(0.23)	(0.45)	(0.41)	(0.35)	(0.34)	(0.35)
Net Asset Value, End of Period	$8.44	$8.08	$7.60	$7.55	$7.26	$5.81
Total Return[2]	7.44%	12.46%	6.11%	9.08%	31.72%	(24.47)%
Ratios to Average Net Assets:
Net expenses	0.89%[3]	1.01%	1.30%[4]	1.31%[4]	1.33%[4]	1.30%[4]
Net investment income	5.63%[3]	5.49%	5.07%	4.90%	5.70%	4.85%
Expense waiver/reimbursement[5]	0.36%[3]	0.29%	0.01%	0.00%[6]	0.02%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$99,789	$84,041	$69,612	$71,337	$72,468	$62,700
Portfolio turnover	23%	37%	31%	53%	59%	84%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.30%, 1.31%, 1.31% and 1.30% for the years ended November 30, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Period Ended 11/30/2012[1]
Net Asset Value, Beginning of Period	$8.09	$7.96
Income From Investment Operations:
Net investment income	0.25[2]	0.31[2]
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions	0.35	0.14
TOTAL FROM INVESTMENT OPERATIONS	0.60	0.45
Less Distributions:
Distributions from net investment income	(0.24)	(0.32)
Net Asset Value, End of Period	$8.45	$8.09
Total Return[3]	7.56%	5.77%
Ratios to Average Net Assets:
Net expenses	0.65%[4]	0.64%[4]
Net investment income	5.97%[4]	5.80%[4]
Expense waiver/reimbursement[5]	0.36%[4]	0.41%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$62,148	$22,221
Portfolio turnover	23%	37%[6]
1	Reflects operations for the period from March 30, 2012 (date of initial investment) to November 30, 2012.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2012.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2013 (unaudited)
Assets:
Total investment in securities, at value including $341,375,628 of investment in affiliated holdings (Note 5) (identified cost $636,422,933)		$696,448,271
Cash		2,202
Cash denominated in foreign currencies (identified cost $4,209)		4,181
Income receivable		3,004,451
Income receivable from affiliated holdings		1,050,361
Receivable for investments sold		14,369,518
Receivable for shares sold		11,467,662
Receivable for daily variation margin		89,805
TOTAL ASSETS		726,436,451
Liabilities:
Payable for investments purchased	$17,482,180
Payable for shares redeemed	1,326,304
Payable for Directors'/Trustees' fees (Note 5)	379
Payable for distribution services fee (Note 5)	130,446
Payable for shareholder services fee (Note 5)	124,909
Accrued expenses (Note 5)	70,482
TOTAL LIABILITIES		19,134,700
Net assets for 83,743,408 shares outstanding		$707,301,751
Net Assets Consist of:
Paid-in capital		$707,701,668
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		60,466,678
Accumulated net realized loss on investments, written options, futures contracts, swap contracts and foreign currency transactions		(60,785,041)
Distributions in excess of net investment income		(81,554)
TOTAL NET ASSETS		$707,301,751
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($326,441,377 ÷ 38,658,627 shares outstanding), no par value, unlimited shares authorized	$8.44
Offering price per share (100/94.50 of $8.44)	$8.93
Redemption proceeds per share	$8.44
Class B Shares:
Net asset value per share ($42,562,139 ÷ 5,030,330 shares outstanding), no par value, unlimited shares authorized	$8.46
Offering price per share	$8.46
Redemption proceeds per share (94.50/100 of $8.46)	$7.99
Class C Shares:
Net asset value per share ($176,361,332 ÷ 20,875,963 shares outstanding), no par value, unlimited shares authorized	$8.45
Offering price per share	$8.45
Redemption proceeds per share (99.00/100 of $8.45)	$8.37
Class F Shares:
Net asset value per share ($99,788,914 ÷ 11,824,555 shares outstanding), no par value, unlimited shares authorized	$8.44
Offering price per share (100/99.00 of $8.44)	$8.53
Redemption proceeds per share (99.00/100 of $8.44)	$8.36
Institutional Shares:
Net asset value per share ($62,147,989 ÷ 7,353,933 shares outstanding), no par value, unlimited shares authorized	$8.45
Offering price per share	$8.45
Redemption proceeds per share	$8.45
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2013 (unaudited)
Investment Income:
Dividends (including $5,698,803 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $378,587)			$15,516,277
Investment income allocated from affiliated partnership (Note 5)			2,742,286
Interest			575,707
TOTAL INCOME			18,834,270
Expenses:
Investment adviser fee (Note 5)		$2,160,782
Administrative fee (Note 5)		224,672
Custodian fees		12,105
Transfer and dividend disbursing agent fees and expenses		310,268
Directors'/Trustees' fees (Note 5)		1,309
Auditing fees		15,044
Legal fees		6,745
Portfolio accounting fees		72,256
Distribution services fee (Note 5)		599,968
Shareholder services fee (Note 5)		670,453
Account administration fee (Note 2)		1,152
Share registration costs		45,943
Printing and postage		32,236
Insurance premiums (Note 5)		2,396
Miscellaneous (Note 5)		7,746
TOTAL EXPENSES		4,163,075
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(1,028,498)
Waiver of distribution services fee	(1,050)
TOTAL WAIVERS AND REIMBURSEMENT		(1,029,548)
Net expenses			3,133,527
Net investment income			15,700,743
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized loss of $106,661 on sales of investments in affiliated holdings (Note 5))	$6,769,566
Net realized gain on futures contracts	234,629
Net realized loss on investments and foreign currency transactions allocated from affiliated partnership (Note 5)	(315,295)
Realized gain distribution from affiliated investment company shares (Note 5)	551,786
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	16,015,269
Net change in unrealized depreciation of futures contracts	528,107
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	23,784,062
Change in net assets resulting from operations	$39,484,805
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2013	Year Ended 11/30/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$15,700,743	$21,751,071
Net realized gain on investments including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	7,240,686	(1,586,810)
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	16,543,376	26,101,587
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	39,484,805	46,265,848
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(8,173,293)	(13,052,895)
Class B Shares	(915,918)	(1,534,944)
Class C Shares	(3,099,963)	(3,031,732)
Class F Shares	(2,583,853)	(4,285,961)
Institutional Shares	(1,122,379)	(384,619)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,895,406)	(22,290,151)
Share Transactions:
Proceeds from sale of shares	234,296,413	162,160,236
Net asset value of shares issued to shareholders in payment of distributions declared	14,425,233	19,935,708
Cost of shares redeemed	(55,740,999)	(78,467,094)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	192,980,647	103,628,850
Change in net assets	216,570,046	127,604,547
Net Assets:
Beginning of period	490,731,705	363,127,158
End of period (including undistributed (distributions in excess of) net investment income of $(81,554) and $113,109, respectively)	$707,301,751	$490,731,705
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2013 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of the Federated Capital Income Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is current income and long-term growth of income. Capital appreciation is a secondary objective.
Effective March 30, 2012, the Fund began offering Institutional Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Semi-Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended May 31, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$962
Class F Shares	190
TOTAL	$1,152
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the
Semi-Annual Shareholder Report

protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities and periodic payments are reported as “Net realized gain (loss) on swap contracts” on the Statement of Operations.
At May 31, 2013, the Fund had no outstanding swap contracts.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At May 31, 2013, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve exposure and to maintain exposure to the Fund's benchmark index. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain
Semi-Annual Shareholder Report

or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $10,962,790 and $22,887,012, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$441,573*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Interest rate contracts	$234,629	$—	$234,629
Foreign exchange contracts	—	(39,372)	(39,372)
TOTAL	$234,629	$(39,372)	$195,257
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$528,107
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	8,820,976	$73,659,527	8,521,756	$68,085,901
Shares issued to shareholders in payment of distributions declared	911,471	7,556,892	1,515,852	11,996,060
Shares redeemed	(3,453,190)	(28,675,921)	(6,125,694)	(48,631,816)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	6,279,257	$52,540,498	3,911,914	$31,450,145
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,318,239	$11,044,586	1,245,894	$9,938,026
Shares issued to shareholders in payment of distributions declared	105,086	872,700	181,265	1,436,328
Shares redeemed	(605,880)	(5,036,466)	(1,248,369)	(9,907,878)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	817,445	$6,880,820	178,790	$1,466,476
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	10,434,205	$87,337,638	5,728,193	$45,755,376
Shares issued to shareholders in payment of distributions declared	337,117	2,802,873	334,612	2,652,492
Shares redeemed	(850,460)	(7,099,786)	(1,216,342)	(9,670,880)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	9,920,862	$83,040,725	4,846,463	$38,736,988
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	1,740,774	$14,521,381	1,865,932	$14,861,599
Shares issued to shareholders in payment of distributions declared	264,570	2,190,545	442,209	3,496,471
Shares redeemed	(583,190)	(4,836,325)	(1,068,803)	(8,478,507)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	1,422,154	$11,875,601	1,239,338	$9,879,563
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2013		Period Ended 11/30/2012[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,701,728	$47,733,281	2,924,707	$23,519,334
Shares issued to shareholders in payment of distributions declared	120,124	1,002,223	44,176	354,357
Shares redeemed	(1,214,561)	(10,092,501)	(222,241)	(1,778,013)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,607,291	$38,643,003	2,746,642	$22,095,678
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	23,047,009	$192,980,647	12,923,147	$103,628,850
1	Reflects operations for the period from March 30, 2012 (date of initial investment) to November 30, 2012.
4. FEDERAL TAX INFORMATION
At May 31, 2013, the cost of investments for federal tax purposes was $636,457,121. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/ depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities and b) futures contracts was $59,991,150. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $69,792,510 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,801,360.
At November 30, 2012, the Fund had a capital loss carryforward of $63,441,219 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$1,222,691	$—	$1,222,691
2016	$31,568,020	NA	$31,568,020
2017	$30,650,508	NA	$30,650,508
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2013, the Adviser voluntarily waived $1,013,836 of its fee.
Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2013, the Sub-Adviser earned a fee of $323,144.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.05%
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$139,416	$—
Class C Shares	460,552	(1,050)
TOTAL	$599,968	$(1,050)
For the six months ended May 31, 2013, the Fund's Class F Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2013, FSC retained $305,501 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2013, FSC retained $168,170 in sales charges from the sale of Class A Shares. FSC also retained $6,720, $23,461, $14,284 and $5,809 of CDSC relating to redemptions of Class A Shares, Class B Shares, Class C Shares and Class F Shares, respectively.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$358,949
Class B Shares	46,472
Class C Shares	153,517
Class F Shares	111,515
TOTAL	$670,453
For the six months ended May 31, 2013, FSSC received $31,742 of Service Fees paid by the Fund.
Semi-Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from affiliated partnerships and tax reclaim recovery fees), paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.89%, 1.64%, 1.64%, 0.89% and 0.64% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended May 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $763,483 and $0, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2013, the Adviser reimbursed $14,662. Transactions involving the affiliated holdings during the six months ended May 31, 2013, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2012	2,249,246	3,489,445	35,941,405	15,176,484	56,856,580
Purchases/ Additions	1,903,365	19,919	127,426,636	10,501,249	139,851,169
Sales/ Reductions	—	(2,704,966)	(145,447,375)	—	(148,152,341)
Balance of Shares Held 5/31/2013	4,152,611	804,398	17,920,666	25,677,733	48,555,408
Value	$142,094,322	$8,035,940	$17,920,666	$173,324,700	$341,375,628
Dividend Income/ Allocated Investment Income	$2,742,286	$ 299,576	$15,675	$ 5,383,552	$8,441,089
Capital Gain Distributions/ Allocated Net Realized Gain (Loss)	$(315,295)	$—	$—	$551,786	$236,491
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2013, were as follows:
Purchases	$317,113,843
Sales	$122,256,936
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2013, there were no outstanding loans. During the six months ended May 31, 2013, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2013, there were no outstanding loans. During the six months ended May 31, 2013, the program was not utilized.
9. subsequent Events
Effective June 25, 2013, the Fund will offer Class R Shares.
Effective June 24, 2013, the Adviser has agreed to contractually reduce the management fee from 0.75% to 0.60%.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2012 to May 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2012	Ending Account Value 5/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,074.30	$4.65
Class B Shares	$1,000	$1,070.20	$8.52
Class C Shares	$1,000	$1,070.40	$8.52
Class F Shares	$1,000	$1,074.40	$4.60
Institutional Shares	$1,000	$1,075.60	$3.36
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.44	$4.53
Class B Shares	$1,000	$1,016.70	$8.30
Class C Shares	$1,000	$1,016.70	$8.30
Class F Shares	$1,000	$1,020.49	$4.48
Institutional Shares	$1,000	$1,021.69	$3.28
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.90%
Class B Shares	1.65%
Class C Shares	1.65%
Class F Shares	0.89%
Institutional Shares	0.65%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
Federated Capital Income Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “ Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated
Semi-Annual Shareholder Report

funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was below the median of the relevant peer group, and was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
Semi-Annual Shareholder Report

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In this regard, it was noted that in 2012, Federated increased its waiver by 41 basis points. In this regard, the Senior Officer proposed, and the Board approved, a reduction in the contractual advisory fee of 15 basis points. This change more closely aligned the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers and was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
Semi-Annual Shareholder Report

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “ Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Capital Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C878
CUSIP 31420C860
CUSIP 31420C852
CUSIP 31420C845
CUSIP 31420C621
8092606 (7/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
May 31, 2013
Share Class	Ticker
A	FUNAX
Institutional	FUBDX

Federated Unconstrained Bond Fund
Fund Established 2010

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2012 through May 31, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	54.5%
Floating Rate Loans	14.0%
Sovereign Bonds	12.3%
Trade Finance Agreements	10.8%
Cash Equivalents[3]	9.6%
U.S. Treasury Securities	2.2%
Asset-Backed Securities	0.2%
Domestic Equity Securities	0.1%
Purchased Call Option[4]	0.0%
Derivative Contracts[5]	0.2%
Other Assets and Liabilities—Net[6]	(3.9)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, an affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
May 31, 2013 (unaudited)
Principal Amount			Value
		U.S. TREASURY—2.2%
$1,000,000		U.S. Treasury Inflation Protected Note, Series A-2022, 0.125%, 1/15/2022 (IDENTIFIED COST $1,064,403)	$1,059,073
		CORPORATE BONDS—3.3%
		Materials—2.2%
1,000,000		Cemex Finance LLC, Series REGS, 9.50%, 12/14/2016	1,065,000
		Food & Beverage—1.1%
570,000	[1,2]	Kazagro Natl Mgmt Hldng., Series 144A, 4.625%, 5/24/2023	546,488
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,648,958)	1,611,488
		PURCHASED CALL OPTION—0.0%
782,563		Morgan Stanley AUD Call/USD Put, Strike Price $0.96, Expiration Date 6/6/2013 (IDENTIFIED COST $6,418)	3,824
		MUTUAL FUNDS—98.5%[3]
2,560,868	[4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.09%	2,560,868
426,309		Emerging Markets Fixed Income Core Fund	14,587,478
665,704		Federated Bank Loan Core Fund	6,830,127
615,143		Federated Project and Trade Finance Core Fund	6,016,102
2,599,980		High Yield Bond Portfolio	17,549,865
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $46,574,613)	47,544,440
		TOTAL INVESTMENTS—104.0% (IDENTIFIED COST $49,294,392)[5]	50,218,825
		OTHER ASSETS AND LIABILITIES - NET—(4.0)%[6]	(1,930,995)
		TOTAL NET ASSETS—100%	$48,287,830
At May 31, 2013, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[7]United States Treasury Bonds, Ultra Long Term Short Futures	50	$7,606,250	September 2013	$127,232
[7]United States Treasury Notes, 10-Year Short Futures	9	$1,162,969	September 2013	$5,042
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$132,274
Semi-Annual Shareholder Report
2

At May 31, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/11/2013	420,000 Australian Dollar	$403,011	$(1,381)
6/17/2013	1,100,000 Australian Dollar	110,072,380 Japanese Yen	$(24,739)
6/17/2013	1,120,000 Euro	1,468,775 Australian Dollar	$13,280
6/17/2013	110,189,200 Japanese Yen	1,100,000 Australian Dollar	$21,882
6/17/2013	1,458,089 Australian Dollar	1,120,000 Euro	$(43,833)
6/17/2013	14,653,120 Mexican Peso	$1,158,304	$(13,506)
Contracts Sold:
6/11/2013	420,000 Australian Dollar	$406,069	$4,438
6/17/2013	1,120,000 Euro	1,458,089 Australian Dollar	$(18,330)
6/17/2013	1,100,000 Australian Dollar	110,189,200 Japanese Yen	$23,675
6/17/2013	1,468,775 Australian Dollar	1,120,000 Euro	$38,669
6/17/2013	110,072,380 Japanese Yen	1,100,000 Australian Dollar	$(19,655)
6/17/2013	14,653,120 Mexican Peso	$1,156,296	$6,499
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(13,001)
Net Unrealized Appreciation/(Depreciation) on Futures Contracts and on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2013, this restricted security amounted to $546,488, which represented 1.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2013, this liquid restricted security amounted to $546,488, which represented 1.1% of total net assets.
3	Affiliated holdings.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $49,293,225.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
7	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2013.
Semi-Annual Shareholder Report
3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$1,059,073	$—	$1,059,073
Corporate Bonds	—	1,611,488	—	1,611,488
Purchased Call Option	3,824	—	—	3,824
Mutual Funds[1]	41,528,338	6,016,102	—	47,544,440
TOTAL SECURITIES	$41,532,162	$8,686,663	$—	$50,218,825
OTHER FINANCIAL INSTRUMENTS[2]	$132,274	$(13,001)	$—	$119,273
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts and foreign exchange contracts.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended 11/30/2012	Period Ended 11/30/2011[1]
Net Asset Value, Beginning of Period	$10.38	$10.52	$10.51
Income From Investment Operations:
Net investment income[2]	0.23	0.49	0.10
Net realized and unrealized loss on investments, futures contracts and swap contracts	(0.46)	(0.28)	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	(0.23)	0.21	0.03
Less Distributions:
Distributions from net investment income	(0.13)	(0.35)	(0.02)
Net Asset Value, End of Period	$10.02	$10.38	$10.52
Total Return[3]	(2.20)%	2.03%	0.24%
Ratios to Average Net Assets:
Net expenses	1.18%[4]	1.19%	1.20%[4]
Net investment income	4.43%[4]	4.71%	2.41%[4]
Expense waiver/reimbursement[5]	0.21%[4]	0.16%	0.46%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$24,936	$71,572	$11,211
Portfolio turnover	21%	113%	1387%[6]
1	Reflects operations for the period from July 1, 2011 (date of initial investment) to November 30, 2011.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from December 13, 2010 to November 30, 2011.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended 11/30/2012	Period Ended 11/30/2011[1]
Net Asset Value, Beginning of Period	$10.39	$10.53	$10.00
Income From Investment Operations:
Net investment income[2]	0.24	0.56	0.20
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.46)	(0.32)	0.44
TOTAL FROM INVESTMENT OPERATIONS	(0.22)	0.24	0.64
Less Distributions:
Distributions from net investment income	(0.15)	(0.38)	(0.11)
Net Asset Value, End of Period	$10.02	$10.39	$10.53
Total Return[3]	(2.15)%	2.23%	6.41%
Ratios to Average Net Assets:
Net expenses	0.93%[4]	0.93%	0.95%[4]
Net investment income	4.67%[4]	5.21%	1.93%[4]
Expense waiver/reimbursement[5]	0.20%[4]	0.18%	1.17%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$23,352	$100,891	$58,596
Portfolio turnover	21%	113%	1387%
1	Reflects operations for the period from December 13, 2010 (date of initial investment) to November 30, 2011.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Statement of Assets and Liabilities
May 31, 2013 (unaudited)
Assets:
Total investment in securities, at value, including $47,544,440 of investments in affiliated holdings (Note 5) (identified cost $49,294,392)		$50,218,825
Cash		15,405
Restricted cash (Note 2)		191,251
Income receivable		240,761
Receivable for shares sold		192,389
Unrealized appreciation on foreign exchange contracts		108,443
Receivable for daily variation margin		28,480
Receivable for investments sold		15,305
TOTAL ASSETS		51,010,859
Liabilities:
Payable for shares redeemed	$1,458,959
Payable for investments purchased	1,071,315
Unrealized depreciation on foreign exchange contracts	121,444
Payable for shareholder services fee (Note 5)	2,557
Accrued expenses (Note 5)	68,754
TOTAL LIABILITIES		2,723,029
Net assets for 4,818,367 shares outstanding		$48,287,830
Net Assets Consist of:
Paid-in capital		$58,236,549
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		1,039,381
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(12,717,200)
Undistributed net investment income		1,729,100
TOTAL NET ASSETS		$48,287,830
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($24,936,011 ÷ 2,489,002 shares outstanding), no par value, unlimited shares authorized		$10.02
Offering price per share (100/95.50 of $10.02)		$10.49
Redemption proceeds per share		$10.02
Institutional Shares:
Net asset value per share ($23,351,819 ÷ 2,329,365 shares outstanding), no par value, unlimited shares authorized		$10.02
Offering price per share		$10.02
Redemption proceeds per share		$10.02
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Operations
Six Months Ended May 31, 2013 (unaudited)
Investment Income:
Dividends received from affiliated holdings (Note 5)		$2,911,044
Interest		354,237
Investment income allocated from affiliated partnership (Note 5)		102,080
TOTAL INCOME		3,367,361
Expenses:
Investment adviser fee (Note 5)	$420,167
Administrative fee (Note 5)	46,813
Custodian fees	5,703
Transfer and dividend disbursing agent fees and expenses	82,391
Directors'/Trustees' fees (Note 5)	1,074
Auditing fees	15,707
Legal fees	3,860
Portfolio accounting fees	60,173
Shareholder services fee (Note 5)	63,873
Share registration costs	32,497
Printing and postage	10,802
Insurance premiums (Note 5)	2,158
Miscellaneous (Note 5)	506
TOTAL EXPENSES	745,724
Semi-Annual Shareholder Report
8

Statement of Operations–continued
Waiver and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(120,687)
Reimbursement of shareholder services fee	(550)
TOTAL WAIVER AND REIMBURSEMENTS		$(121,237)
Net expenses			$624,487
Net investment income			2,742,874
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments (including realized gain of $3,232,918 on sales of investments in affiliated holdings (Note 5)) and foreign currency transactions			2,074,280
Net realized loss on swap contracts			(5,316,699)
Realized gain distributions from affiliated investment companies shares (Note 5)			404,787
Net realized loss on investments and foreign currency transactions allocated from affiliated partnership (Note 5)			(120,402)
Net realized gain on futures contracts			239,391
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(3,450,499)
Net change in unrealized appreciation of futures contracts			132,274
Net realized and unrealized loss on investments, futures contracts, swap contracts and foreign currency transactions			(6,036,868)
Change in net assets resulting from operations			$(3,293,994)]
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2013	Year Ended 11/30/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,742,874	$7,164,246
Net realized loss on investments, including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	(2,718,643)	(11,457,060)
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	(3,318,225)	4,770,454
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(3,293,994)	477,640
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(739,637)	(1,502,153)
Institutional Shares	(1,120,466)	(3,291,782)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,860,103)	(4,793,935)
Share Transactions:
Proceeds from sale of shares	26,151,785	184,375,371
Net asset value of shares issued to shareholders in payment of distributions declared	1,840,030	3,426,133
Cost of shares redeemed	(147,012,347)	(80,829,832)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(119,020,532)	106,971,672
Change in net assets	(124,174,629)	102,655,377
Net Assets:
Beginning of period	172,462,459	69,807,082
End of period (including undistributed net investment income of $1,729,100 and $846,329, respectively)	$48,287,830	$172,462,459
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Notes to Financial Statements
May 31, 2013 (unaudited)
1. Organization
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Unconstrained Bond Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide high total returns.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
Semi-Annual Shareholder Report
11

more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Semi-Annual Shareholder Report
12

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P. (Core Trust II), which is a limited partnership established under the laws of the state of Delaware. The Fund records its daily proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A
Semi-Annual Shareholder Report
13

Shares and Institutional Shares may bear distribution services fees and shareholder services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2013, tax years 2011 and 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a determined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of the value and recourse in the event of default or bankruptcy/solvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event
Semi-Annual Shareholder Report
14

payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
At May 31, 2013, the Fund had no outstanding swap contracts.
The average notional amount of swap contracts held by the Fund throughout the period was $40,714,286. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, to manage duration and yield curve exposure and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $3,054,496 and $4,002,567, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
Semi-Annual Shareholder Report
15

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $15,492 and $17,967, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Option Contracts
The Fund may buy or sell put and call options to manage currency, generate gains, maintain flexibility and for hedging and asset allocation. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At May 31, 2013, the Fund had no outstanding written options contracts.
The average notional amount of purchased options held by the Fund throughout the period was $917. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report
16

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$108,443	Unrealized depreciation on foreign exchange contracts	$121,444
Equity contracts	Receivable for daily variation margin	132,274*
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$240,717		$121,444
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Options Purchased	Forward Currency Contracts	Credit Default Swap Contracts	Total
Interest rate contracts	$239,391	$(24,132)	—	—	$215,259
Foreign exchange contracts	—	—	$32,513	—	$32,513
Credit contracts	—	—	—	$(5,316,699)	$(5,316,699)
TOTAL	$239,391	$(24,132)	$32,513	$(5,316,699)	$(5,068,927)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Options Purchased	Forward Currency Contracts	Total
Interest rate contracts	$132,274	$(2,594)	—	$129,680
Foreign exchange contracts	—	—	$(13,001)	$(13,001)
TOTAL	$132,274	$(2,594)	$(13,001)	$116,679
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
Semi-Annual Shareholder Report
17

3. Shares of Beneficial Interest
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,068,199	$10,878,550	8,057,247	$85,567,966
Shares issued to shareholders in payment of distributions declared	72,784	737,050	114,616	1,196,310
Shares redeemed	(5,544,093)	(56,047,694)	(2,345,341)	(24,481,747)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(4,403,110)	$(44,432,094)	5,826,522	$62,282,529
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,499,506	$15,273,235	9,278,541	$98,807,405
Shares issued to shareholders in payment of distributions declared	108,867	1,102,980	213,267	2,229,823
Shares redeemed	(8,985,549)	(90,964,653)	(5,352,276)	(56,348,085)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(7,377,176)	$(74,588,438)	4,139,532	$44,689,143
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(11,780,286)	$(119,020,532)	9,966,054	$106,971,672
4. Federal Tax Information
At May 31, 2013, the cost of investments for federal tax purposes was $49,293,225. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $925,600. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,426,754 and net unrealized depreciation from investments for those securities having an excess of cost over value of $501,154.
At November 30, 2012, the Fund had a capital loss carryforward of $10,033,313 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Semi-Annual Shareholder Report
18

Expiration Year	Short-Term	Long-Term	Total
No expiration	$7,406,186	$2,418,073	$9,824,259
2019	$209,054	NA	$209,054
5. Investment Adviser Fee and Other Transactions with Affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.70% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2013, the Adviser voluntarily waived $116,729 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets annually to compensate FSC.
For the six months ended May 31, 2013, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2013, FSC retained $2,212 in sales charges from the sale of Class A Shares.
Semi-Annual Shareholder Report
19

Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$63,873	$(550)
For the six months ended May 31, 2013, FSSC received $265 of Service Fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS, FSC and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.18% and 0.93% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Semi-Annual Shareholder Report
20

Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2013, the Adviser reimbursed $3,958. Transactions involving the affiliated holdings during the six months ended May 31, 2013, were as follows:
	Federated Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Emerging Markets Fixed Income Core Fund	Federated Bank Loan Core Fund	Federated Project and Trade Finance Core Fund	Total of Affiliated Transactions
Balance of Shares Held 11/30/2012	1,108,796	12,666,951	—	2,804,556	1,178,196	17,758,499
Purchases/ Additions	97,843,840	—	426,309	—	102,249	98,372,398
Sales/ Reductions	(96,391,768)	(10,066,971)	—	(2,138,852)	(665,302)	(109,262,893)
Balance of Shares Held 5/31/2013	2,560,868	2,599,980	426,309	665,704	615,143	6,868,004
Value	$2,560,868	$17,549,865	$14,587,478	$6,830,127	$6,016,102	$47,544,440
Dividend Income/ Allocated Investment Income	$4,072	$2,175,262	$102,080	$465,397	$266,313	$3,013,124
Capital Gain Distribution/Allocated Net Realized Gain (Loss)	$—	$389,154	$(120,402)	$—	$15,633	$284,385
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in the portfolios of Federated Core Trust (“Core Trust”) and Core Trust II, which are managed by Federated Investment Management Company, the Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income. It pursues its objective by investing primarily in domestic high-yield bonds but may invest a portion of its portfolio in securities of issuers based outside of the United States. Federated Investors, Inc. receives no advisory or administrative fees from the funds within the Core Trust. Income distributions from High Yield Bond Portfolio are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from High Yield Bond Portfolio are declared and paid annually, and are recorded by the Fund as capital gains. Core Trust II is a limited partnership, registered under the Act, available only to registered investment companies and other accredited investors. The investment objective of EMCORE, a portfolio of Core Trust II, is to achieve total return on its assets. Its secondary investment objective is to
Semi-Annual Shareholder Report
21

achieve a high level of income. It pursues its objectives by investing primarily in emerging market fixed-income securities. Federated receives no advisory or administrative fees from EMCORE. EMCORE declares dividend distributions, if any, daily and pays them monthly to shareholders. Copies of the financial statements of Core Trust and Core Trust II are available on the EDGAR Database on the SEC's website or upon request from the Fund.
6. Investment Transactions
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2013, were as follows:
Purchases	$23,421,135
Sales	$147,174,036
7. Line of Credit
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2013, there were no outstanding loans. During the six months ended May 31, 2013, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2013, there were no outstanding loans. During the six months ended May 31, 2013, the program was not utilized.
Semi-Annual Shareholder Report
22

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2012 to May 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
23

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2012	Ending Account Value 5/31/2013	Expenses Paid During Period[1]
Actual:
Class A	$1,000	$978.00	$5.82
Institutional Shares	$1,000	$978.50	$4.59
Hypothetical (assuming a 5% return before expenses):
Class A	$1,000	$1,019.05	$5.94
Institutional Shares	$1,000	$1,020.29	$4.68
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.18%
Institutional Shares	0.93%
Semi-Annual Shareholder Report
24

Evaluation and Approval of Advisory Contract–May 2013
Federated Unconstrained Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “ Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report
25

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report
26

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Semi-Annual Shareholder Report
27

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and
Semi-Annual Shareholder Report
28

processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
29

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “ Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report
30

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
31

Federated Unconstrained Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C639
CUSIP 31420C662
Q450773 (7/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 19, 2013

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 19, 2013